Income Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
The components of the Company's income tax provision are as follows:

	Year Ended December 31, 2022	Year Ended December 31, 2021
Current expense (benefit)
Federal	$—	$—
State	139,020	—
	139,020	—

Deferred benefit
Federal	$(650,283)	$(1,616,916)
State	(222,731)	(326,825)
	(873,014)	(1,943,741)

Provision for income tax benefit	$(733,994)	$(1,943,741)
A reconciliation of the provision for income taxes with the expected provision for income taxes computed by applying the federal statutory income tax rate of 21% to the net loss before provision for income taxes is as follows:

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Amount	Percentage	Amount	Percentage
Pre-tax book loss	$(13,609,307)		$(21,426,879)

Federal income tax at statutory rate	(2,857,954)	21.0%	(4,499,644)	21.0%
State income tax benefit	(530,084)	3.9%	(163,677)	0.8%
Change in valuation allowance	2,760,687	(20.3)%	3,559,163	(16.6)%
Permanent items	21,281	(0.2)%	(839,583)	3.9%
Other	(127,924)	1.4%	—	—%

Provision for income tax benefit	$(733,994)	5.4%	$(1,943,741)	9.1%

Schedule of Deferred Tax Assets and Liabilities	Significant components of the Company's net deferred income taxes are as follows:

	Year Ended December 31, 2022	Year Ended December 31, 2021
Deferred tax asset:
Accrued expenses and other	$696,419	$347,645
Lease Liability	8,176,101	—
Loss carryforwards	14,295,781	13,124,197
Stock based compensation	211,499	90,293
Research and experimental expenditures	202,199	—
Inventory	625,937	—
Interest	634,445	615,260
Total deferred tax asset	24,842,381	14,177,395
Valuation allowance	(13,492,773)	(9,887,550)
Net deferred tax assets	11,349,608	4,289,845

Deferred tax liabilities:
Fixed assets	(3,266,395)	(365,922)
Intangible assets and goodwill	(4,865,970)	(5,785,088)
ROU asset	(4,205,393)	—
Total deferred tax liabilities	(12,337,758)	(6,151,010)

Net non-current deferred tax liability	$(988,150)	$(1,861,165)

Schedule of Unrecognized Tax Benefits Roll Forward
The following table summarizes the activity related to the Company's gross unrecognized tax liabilities:

	December 31, 2022	December 31, 2021
Unrecognized tax liabilities, beginning of the year	$1,169,028	$—
Increase related to current year tax positions	480,911	1,169,028
Unrecognized tax liabilities, end of year	$1,649,939	$1,169,028